U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave., 10th Floor
Milwaukee, WI 53202

July 8, 2016

VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington D.C.  20549

Re:	Horizon Funds (the “Trust”) File Nos. 333-205411 and 811-23063

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 7 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of registering two new series of the Trust – Horizon Dynamic Dividend Fund and the Horizon Collar Fund (together, the “Funds”). The Funds will each issue two classes of shares: Investor Class and Institutional Class.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing would be effective on September 21, 2016. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to Andrew Sachs at (336) 607-7385.
Very truly yours,

/s/ Edward Paz

Edward Paz
For U.S. Bancorp Fund Services, LLC

cc:           Matthew Chambers, Horizon Funds
Jeffrey Skinner, Kilpatrick Townsend & Stockton LLP